NON-CONTROLLING INTERESTS - Summary of Net Change in Participating Non-controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Capital contributions	$ 2,479	$ 2,993	$ 2,131
Return of capital	317	140
Disposal	(38)	(449)	(75)
Distributions	(37)	(29)	(27)
Acquisitions through business combinations	3,056	414
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning balance	18,863
Net income (loss)	353	619	334
Capital contributions	2,479	2,993	2,131
Return of capital	317	140
Disposal	(38)	(449)	(75)
Acquisitions through business combinations	3,056
Ending balance	26,168	18,863
Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	18,863	14,755	12,303
Net income (loss)	353	619	334
Other comprehensive income (loss)	2,551	1,364	1,248
Capital contributions	2,479	2,993	2,131
Return of capital	(317)	(140)
Disposal	(38)	(449)	(75)
Distributions	(891)	(870)	(1,275)
Acquisitions through business combinations	3,056	414
Other	112	735	89
Ending balance	26,168	18,863	14,755
Distributions		1,428
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning balance	75
Net income (loss)	22	27	19
Ending balance	$ 44	75
Brookfield Americas Infrastructure Fund | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	78.00%
Brookfield Americas Infrastructure Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	$ 75	477	685
Net income (loss)	22	27	19
Other comprehensive income (loss)	(1)	(43)	(103)
Capital contributions	0	0	0
Return of capital	(21)	0
Disposal	0	(388)	(54)
Distributions	(31)		(71)
Acquisitions through business combinations	0	0
Other	0	27	1
Ending balance	44	75	$ 477
Distributions		$ 25
Brookfield Americas Infrastructure Fund | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		75.00%	75.00%
Brookfield Americas Infrastructure Fund | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		78.00%	78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning balance	2,463
Net income (loss)	(9)	$ 64	$ (31)
Ending balance	2,011	2,463
Brookfield Infrastructure Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	2,463	2,617	2,253
Net income (loss)	(9)	64	(31)
Other comprehensive income (loss)	(323)	(96)	449
Capital contributions	0	0	4
Return of capital	(68)	0
Disposal	0	0	0
Distributions	(54)		(59)
Acquisitions through business combinations	0	0
Other	2	1	1
Ending balance	$ 2,011	2,463	$ 2,617
Distributions		$ 123
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	43.00%	43.00%	43.00%
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	43.00%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%	60.00%	60.00%
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning balance	$ 1,713
Net income (loss)	4	$ 56	$ 31
Ending balance	1,621	1,713
Brookfield Infrastructure Fund III | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	3,214	3,490	3,618
Net income (loss)	99	108	144
Other comprehensive income (loss)	272	356	212
Capital contributions	1	1	0
Return of capital	0	0
Disposal	0	(32)	(21)
Distributions	(107)		(460)
Acquisitions through business combinations	0	0
Other	(23)	(14)	(3)
Ending balance	$ 3,456	3,214	$ 3,490
Distributions		$ 695
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	23.00%	69.00%	23.00%
Brookfield Infrastructure Fund III | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	69.00%
Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%	71.00%	71.00%
Brookfield Infrastructure Fund III | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties		75.00%	75.00%
Beginning balance	$ 2,411
Net income (loss)	33	$ 43	$ 16
Ending balance	2,106	2,411
Brookfield Infrastructure Fund IV | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	2,411	2,134	1,410
Net income (loss)	33	43	16
Other comprehensive income (loss)	(93)	235	425
Capital contributions	75	162	301
Return of capital	(13)	0
Disposal	0	0	0
Distributions	(299)		(3)
Acquisitions through business combinations	0	0
Other	(8)	9	(15)
Ending balance	$ 2,106	2,411	2,134
Distributions		172
Brookfield Infrastructure Fund IV | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	38.00%
Brookfield Infrastructure Fund IV | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	38.00%
Brookfield Infrastructure Fund IV | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Brookfield Infrastructure Fund IV | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Beginning balance	$ 917
Net income (loss)	63	291	0
Ending balance	$ 1,955	$ 917
Brookfield Infrastructure Fund V | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	72.00%	71.00%
Brookfield Infrastructure Fund V | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	$ 917	$ 0
Net income (loss)	52	291
Other comprehensive income (loss)	1,120	0
Capital contributions	53	410
Return of capital	(153)	(140)
Disposal	0	0
Distributions	(32)
Acquisitions through business combinations	0	0
Other	(2)	356
Ending balance	1,955	917	0
Distributions		0
Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Beginning balance	3,682
Net income (loss)	22	20	(50)
Ending balance	5,312	3,682
Brookfield Global Transition Fund I | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	3,682	1,461	0
Net income (loss)	22	20	(50)
Other comprehensive income (loss)	394	294	9
Capital contributions	1,217	2,045	1,484
Return of capital	(61)	0
Disposal	0	(26)	0
Distributions	(19)		(14)
Acquisitions through business combinations	0	0
Other	77	(31)	32
Ending balance	$ 5,312	3,682	$ 1,461
Distributions		$ 81
Brookfield Global Transition Fund I | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	77.00%	77.00%	77.00%
Brookfield Global Transition Fund I | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%	80.00%	80.00%
Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Beginning balance	$ 0
Net income (loss)	(8)	$ 0	$ 0
Ending balance	(9)	0
Brookfield Global Transition Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	296	0
Net income (loss)	0	1
Other comprehensive income (loss)	12	(3)
Capital contributions	3	298
Return of capital	0	0
Disposal	0	0
Distributions	(68)
Acquisitions through business combinations	0	0
Other	86	0
Ending balance	$ 329	296	$ 0
Distributions		$ 0
Brookfield Global Transition Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	57.00%	50.00%
Brookfield Global Transition Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%	51.00%
Neoen institutional partners | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	$ 0
Net income (loss)	(8)
Other comprehensive income (loss)	0
Capital contributions	609
Return of capital	0
Disposal	0
Distributions	0
Acquisitions through business combinations	0
Other	0
Ending balance	$ 601	$ 0
Neoen institutional partners | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	3.00%
Neoen institutional partners | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	14.00%
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%	50.00%	50.00%
Beginning balance	$ 1,332
Net income (loss)	16	$ 16	$ 20
Ending balance	$ 1,263	1,332
Canadian Hydroelectric Portfolio | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%
Canadian Hydroelectric Portfolio | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	$ 1,288	1,148	974
Net income (loss)	14	15	20
Other comprehensive income (loss)	(43)	2	187
Capital contributions	0	0	0
Return of capital	0	0
Disposal	0	0	0
Distributions	(38)		(37)
Acquisitions through business combinations	0	0
Other	(2)	165	4
Ending balance	$ 1,219	1,288	$ 1,148
Distributions		$ 42
The Catalyst Group
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%	25.00%	25.00%
Beginning balance	$ 122
Net income (loss)	12	$ 7	$ 11
Ending balance	$ 125	122
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%
The Catalyst Group | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	$ 122	115	132
Net income (loss)	12	7	11
Other comprehensive income (loss)	(3)	3	(19)
Capital contributions	0	0	0
Return of capital	0	0
Disposal	0	0	0
Distributions	(6)		(9)
Acquisitions through business combinations	0	0
Other	0	0	0
Ending balance	$ 125	122	$ 115
Distributions		$ 3
Isagen institutional partners
Disclosure of subsidiaries [line items]
Interests held by third parties	53.00%	77.00%	53.00%
Isagen institutional partners | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	$ 2,704	$ 2,159	$ 2,442
Net income (loss)	100	98	179
Other comprehensive income (loss)	801	603	67
Capital contributions	0	0	0
Return of capital	0	0
Disposal	0	0	0
Distributions	(158)		(524)
Acquisitions through business combinations	0	0
Other	0	0	(5)
Ending balance	$ 3,447	2,704	$ 2,159
Distributions		$ 156
Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Interests held by third parties	0.30%	0.30%	0.30%
Isagen public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	$ 18	$ 14	$ 13
Net income (loss)	1	1	1
Other comprehensive income (loss)	5	4	1
Capital contributions	0	0	0
Return of capital	0	0
Disposal	0	0	0
Distributions	(1)		(1)
Acquisitions through business combinations	0	0
Other	(1)	0	0
Ending balance	22	18	14
Distributions		1
Other | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning balance	1,673	1,140	776
Net income (loss)	15	(56)	25
Other comprehensive income (loss)	410	9	20
Capital contributions	521	77	342
Return of capital	(1)	0
Disposal	(38)	(3)	0
Distributions	(78)		(97)
Acquisitions through business combinations	3,056	414
Other	(17)	222	74
Ending balance	$ 5,541	1,673	$ 1,140
Distributions		$ 130
Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	0.30%	0.30%	0.30%
Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%	72.00%	71.00%